BUSINESS COMBINATIONS - Acquisition of Atix Labs (Details) - USD ($) $ in Thousands		Sep. 22, 2021	Dec. 31, 2021	[1]	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Closing cash payment	[2]		$ 161,107		$ 84,643	$ 103,978
Atix Labs
Disclosure of detailed information about business combination [line items]
Closing cash payment		$ 2,000
Closing payment, subject to deductions or adjustments		1,700
Atix Labs | Tranche 1 Shares
Disclosure of detailed information about business combination [line items]
Consideration paid through issuance of common shares		850
Atix Labs | Tranche 2 Shares
Disclosure of detailed information about business combination [line items]
Consideration paid through issuance of common shares		850
Atix Labs | Agreement Tranche 1
Disclosure of detailed information about business combination [line items]
Closing payment, subject to deductions or adjustments		550
Atix Labs | Agreement Tranche 2
Disclosure of detailed information about business combination [line items]
Closing payment, subject to deductions or adjustments		$ 1,300

[1]	As of December 31, 2021, the Company issued 10,088, 10,842 and 7,032 common shares for a total amount of 2,149, 2,372 and 2,100, respectively, according to the subscription agreement included in the stock purchase agreement signed with Hybrido´s, Walmeric´s and Navint's sellers, these were non-cash transaction. As of December 31, 2020, the Company issued 20,918, 5,551 and 189,287 common shares for a total amount of 3,618, 1,123 and 40,354, respectively, according to the subscription agreement included in the stock purchase agreement signed with Grupo ASSA´s, Giant Monkey Robot´s and Bluecap Management Consulting's sellers, these were non-cash transaction.
[2]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)